Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CEO [Member]
Statement [Line Items]
Compensation paid	$ 750,000
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid under contract for services	460,000	$ 415,000
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid under contract for services	$ 302,789	$ 238,144
Restricted shares of common shares	600,000